Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($) customers vendors	Mar. 31, 2022 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Minimum amount (in Yuan Renminbi) | ¥		¥ 1
Number of loan agreements	3				3	3
Term of the loan	10 years	10 years
Revenue from medical devices			$ 9,181,274	$ 6,000,000
Allowance for uncollectible accounts receivable	7,369,797		400,759
Impairment loss
Advertising and promotion expense	$ 168,421		6,661
Operating lease, term of contract	1 year				1 year	1 year
Cash and cash equivalents	$ 10,380,711		7,876,767
Deposits covered by insurance	69,249				¥ 500,000
Amount not covered by issuance	$ 10,310,077
Maximum compensation			63,890			$ 500,000
Insurance coverage upper limit			$ 250,000
Number of customers (in customers) | customers			3
Number of vendor (in vendors) | vendors			1
Vendor percentage			97.30%
Vendor concentration risk percentage	10.00%	10.00%	10.00%
We Healthy Limited [Member] | Other Investors [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	49.00%	49.00%
One Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			59.50%
Two Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.10%
Three Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.10%
Customers One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			100.00%
Vendor [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk	100.00%	100.00%		100.00%
Commission Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Amount of incentives				$ 96,332
Commission Services [Member]
Summary of Significant Accounting Policies [Line Items]
Amount of incentives
Interest income [Member]
Summary of Significant Accounting Policies [Line Items]
Amount of incentives				$ 215,393
Customers One [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage				95.10%
Customers One [Member] | One Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk	36.30%	36.30%
Customers Two [Member] | Two Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk	34.80%	34.80%
Customers Three [Member] | Three Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk	28.00%	28.00%